Segment information - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income statement
Turnover	R 275,111	R 289,696	R 272,746
Materials, energy and consumables used	(137,957)	(152,297)	(123,999)
Selling and distribution costs	(10,394)	(10,470)	(8,677)
Maintenance expenditure	(15,446)	(15,076)	(13,322)
Employee-related expenditure	(35,465)	(33,544)	(32,455)
Depreciation and amortisation	(15,644)	(16,491)	(14,073)
Other expenses and income	(13,854)	(9,023)	(31,834)
Equity accounted (losses)/profits, net of tax	1,758	2,623	3,128
Remeasurement items affecting operating profit	(75,414)	(33,898)	9,903
Earnings/(loss) before interest and tax (EBIT/LBIT)	(27,305)	21,520	61,417
Statement of cash flows
Additions to non-current assets	30,159	30,854	22,713
Mining
Income statement
Turnover	3,874	6,386	6,370
Gas
Income statement
Turnover	8,014	7,234	7,789
Fuels
Income statement
Turnover	116,256	116,235	97,996
Chemicals Africa
Income statement
Turnover	63,829	67,772	64,054
Chemicals America
Income statement
Turnover	41,424	44,492	41,496
Chemicals America
Income statement
Turnover	41,714	47,577	55,011
Corporate Centre
Income statement
Turnover			30
Operating segments | Mining
Income statement
Turnover	28,876	27,666	24,386
Materials, energy and consumables used	(9,401)	(8,508)	(6,063)
Maintenance expenditure	(4,214)	(4,056)	(3,492)
Employee-related expenditure	(6,851)	(6,743)	(5,826)
Depreciation and amortisation	(1,532)	(2,394)	(2,230)
Other expenses and income	(3,684)	(3,441)	(3,090)
Equity accounted (losses)/profits, net of tax	(1)	2	(1)
Remeasurement items affecting operating profit	17	54	(228)
Earnings/(loss) before interest and tax (EBIT/LBIT)	3,210	2,580	3,456
Statement of cash flows
Additions to non-current assets	2,954	2,979	2,552
Operating segments | Gas
Income statement
Turnover	12,158	11,988	11,941
Materials, energy and consumables used	(4,097)	(3,834)	(2,055)
Maintenance expenditure	(329)	(345)	(728)
Employee-related expenditure	(750)	(637)	(772)
Depreciation and amortisation	(665)	(569)	(500)
Other expenses and income	(1,031)	(73)	(1,759)
Equity accounted (losses)/profits, net of tax	463	439	(4)
Remeasurement items affecting operating profit	954	(537)	8,499
Earnings/(loss) before interest and tax (EBIT/LBIT)	6,703	6,432	14,622
Statement of cash flows
Additions to non-current assets	6,492	5,600	2,569
Operating segments | Fuels
Income statement
Turnover	118,864	118,708	99,972
Materials, energy and consumables used	(76,483)	(76,043)	(59,525)
Selling and distribution costs	(44)	(43)	(49)
Maintenance expenditure	(4,089)	(4,361)	(3,602)
Employee-related expenditure	(4,801)	(4,544)	(4,491)
Depreciation and amortisation	(1,115)	(2,242)	(1,468)
Other expenses and income	(5,314)	(5,211)	(5,704)
Equity accounted (losses)/profits, net of tax	1,173	2,038	3,043
Remeasurement items affecting operating profit	(9,244)	(35,430)	(217)
Earnings/(loss) before interest and tax (EBIT/LBIT)	18,947	(7,128)	27,959
Statement of cash flows
Additions to non-current assets	8,671	8,909	6,325
Operating segments | Chemicals Africa
Income statement
Turnover	66,883	70,586	67,275
Materials, energy and consumables used	(30,038)	(27,548)	(22,681)
Selling and distribution costs	(4,771)	(4,974)	(3,934)
Maintenance expenditure	(3,492)	(3,565)	(3,063)
Employee-related expenditure	(5,721)	(5,426)	(5,424)
Depreciation and amortisation	(5,018)	(4,197)	(3,667)
Other expenses and income	(6,459)	(6,303)	(5,867)
Equity accounted (losses)/profits, net of tax	143	144	90
Remeasurement items affecting operating profit	(5,237)	(1,048)	1,343
Earnings/(loss) before interest and tax (EBIT/LBIT)	6,290	17,669	24,072
Statement of cash flows
Additions to non-current assets	7,548	8,202	7,308
Operating segments | Chemicals America
Income statement
Turnover	41,805	44,942	41,926
Materials, energy and consumables used	(21,899)	(28,605)	(21,243)
Selling and distribution costs	(3,936)	(3,773)	(2,920)
Maintenance expenditure	(2,792)	(2,324)	(2,078)
Employee-related expenditure	(4,843)	(4,588)	(4,003)
Depreciation and amortisation	(4,905)	(4,645)	(3,917)
Other expenses and income	(4,953)	(5,466)	(3,977)
Remeasurement items affecting operating profit	(59,686)	3,916	(2,807)
Earnings/(loss) before interest and tax (EBIT/LBIT)	(61,209)	(543)	981
Statement of cash flows
Additions to non-current assets	1,762	2,491	1,909
Operating segments | Chemicals America
Income statement
Turnover	42,201	48,194	55,419
Materials, energy and consumables used	(30,974)	(39,427)	(40,094)
Selling and distribution costs	(1,673)	(1,717)	(1,811)
Maintenance expenditure	(1,189)	(1,120)	(956)
Employee-related expenditure	(6,213)	(5,403)	(5,454)
Depreciation and amortisation	(1,930)	(1,699)	(1,576)
Other expenses and income	(345)	884	(941)
Remeasurement items affecting operating profit	(2,265)	(900)	2,965
Earnings/(loss) before interest and tax (EBIT/LBIT)	(2,388)	(1,188)	7,552
Statement of cash flows
Additions to non-current assets	2,062	1,827	1,402
Operating segments | Corporate Centre
Income statement
Turnover			56
Materials, energy and consumables used	(182)	(210)	(162)
Maintenance expenditure	(710)	(719)	(589)
Employee-related expenditure	(6,564)	(6,394)	(6,611)
Depreciation and amortisation	(479)	(745)	(715)
Other expenses and income	9,050	11,719	(9,552)
Equity accounted (losses)/profits, net of tax	(20)
Remeasurement items affecting operating profit	47	47	348
Earnings/(loss) before interest and tax (EBIT/LBIT)	1,142	3,698	(17,225)
Statement of cash flows
Additions to non-current assets	670	846	648
Intersegmental/Consolidation adjustments
Income statement
Turnover	(35,676)	(32,388)	(28,229)
Materials, energy and consumables used	35,117	31,878	27,824
Selling and distribution costs	30	37	37
Maintenance expenditure	1,369	1,414	1,186
Employee-related expenditure	278	191	126
Other expenses and income	(1,118)	(1,132)	(944)
Intersegmental/Consolidation adjustments | Mining
Income statement
Turnover	(25,002)	(21,280)	(18,016)
Intersegmental/Consolidation adjustments | Gas
Income statement
Turnover	(4,144)	(4,754)	(4,152)
Intersegmental/Consolidation adjustments | Fuels
Income statement
Turnover	(2,608)	(2,473)	(1,976)
Intersegmental/Consolidation adjustments | Chemicals Africa
Income statement
Turnover	(3,054)	(2,814)	(3,221)
Intersegmental/Consolidation adjustments | Chemicals America
Income statement
Turnover	(381)	(450)	(430)
Intersegmental/Consolidation adjustments | Chemicals America
Income statement
Turnover	R (487)	R (617)	(408)
Intersegmental/Consolidation adjustments | Corporate Centre
Income statement
Turnover			R (26)